Inventories - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Classes of inventories [line items]
Cost of goods sold	$ 13,380	$ 3,316
Inventories [member]
Classes of inventories [line items]
Cost of goods sold	$ 13,083	$ 2,791